Annual Operating Expenses {- Consumer Finance Portfolio} - 02.28 Select Portfolios: Group 4 Financials Sector Combo PRO-17 - Consumer Finance Portfolio - Consumer Finance Portfolio-Default	Apr. 29, 2021
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.36%
Total annual operating expenses	0.89%